Concentrations (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023
Concentrations [Line Items]
PRC government authority limit	$ 70,235
Deposit at financial institutions (in Dollars)	$ 9,608,188		$ 4,430,607
Customer Concentration Risk [Member]
Concentrations [Line Items]
PRC government authority limit | ¥		¥ 500,000
Customer Concentration Risk [Member] | Top 10 customers [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Revenue percentage	21.30%	21.30%	22.50%	27.20%
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member] | Guben Yanling Pill [Member]
Concentrations [Line Items]
Revenue percentage	43.20%	43.20%	37.20%	36.40%
Supplier Concentration Risk [Member] | Supplier One [Member] | Purchase [Member]
Concentrations [Line Items]
Revenue percentage	35.40%	35.40%	28.00%	29.60%
Supplier Concentration Risk [Member] | Two Supplier [Member] | Purchase [Member]
Concentrations [Line Items]
Revenue percentage			13.40%